CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Cash flows from operating activities
Net loss	¥ (27,886,000)	$ (4,307)	¥ (109,569,000)	¥ (1,470,000)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	27,513,000	4,250	30,858,000	32,247,000
Allowance for credit losses			5,267,000
Depreciation of property and equipment	13,754,000	2,125	15,424,000	14,528,000
Noncash lease expenses	54,466,000	8,414	54,808,000
Loss of disposal of property and equipment	416,000	64	249,000	1,596,000
Loss from property and equipment impairment	0		764,000	0
Amortization of intangible assets	1,949,000	301	4,328,000	3,435,000
Loss from intangible assets impairment	0		30,804,000	0
Loss from equity method investments, net of taxes	3,852,000	595	224,000	81,000
Loss from goodwill impairment	0		114,612,000	557,000
Fair value change of investments	(2,148,000)	(332)	(11,134,000)	4,783,000
Gain from disposal of subsidiaries	(2,087,000)	(322)
Changes in operating assets and liabilities and other, net:
Accounts receivable and contract assets	1,008,000	156	(665,000)	4,943,000
Amounts due from related parties	(515,000)	(80)	(594,000)	12,746,000
Other receivables, deposits and other assets	8,091,000	1,250	(3,517,000)	(14,081,000)
Deferred income taxes	(3,271,000)	(505)	(12,676,000)	(6,334,000)
Other non-current assets	(91,000)	(14)	(107,000)	(800,000)
Changes in operating lease liabilities	(57,938,000)	(8,951)	(47,550,000)
Amounts due to related parties	587,000	91	446,000
Accrued expenses and other current liabilities	11,912,000	1,840	22,424,000	27,839,000
Income tax payable	(2,159,000)	(334)	3,724,000	(5,557,000)
Deferred revenue	3,671,000	567	(15,925,000)	(21,366,000)
Net cash provided by operating activities	31,124,000	4,808	82,195,000	53,147,000
Cash flows from investing activities
Purchases of property and equipment	(10,441,000)	(1,613)	(9,186,000)	(17,870,000)
Purchases of intangible assets				(322,000)
Acquisition of businesses, net of cash acquired	854,000	132	(10,115,000)	(133,902,000)
Payments to equity method investments	(44,481,000)	(6,872)		(300,000)
Purchase of short-term investments	(31,000,000)	(4,789)	(10,000,000)
Purchase of investments under fair value	(175,820,000)	(27,162)	(104,602,000)	(34,823,000)
Proceeds from maturity of investments	192,884,000	29,798	35,157,000
Net cash used in investing activities	(68,004,000)	(10,506)	(98,746,000)	(187,217,000)
Cash flows from financing activities
Payments to acquire non-controlling interests			(3,335,000)
Contribution from non-controlling interests	90,000	14	3,073,000	3,683,000
Offering cost paid				(847,000)
Proceeds from related parties loans	100,000	15	986,000	214,000
Net proceeds from options exercised	8,000	1	758,000	66,000
Repurchase of ordinary shares			(27,899,000)
Dividends paid				(3,677,000)
Net cash (used in) provided by financing activities	198,000	30	(26,417,000)	(561,000)
Effect of foreign exchange rate changes	(16,460,000)	(2,541)	14,088,000	22,542,000
Net decrease in cash, cash equivalents and restricted cash	(53,142,000)	(8,209)	(28,880,000)	(112,089,000)
Cash, cash equivalents and restricted cash at beginning of the year	442,355,000	68,338	471,235,000	583,324,000
Cash, cash equivalents and restricted cash at end of the year	389,213,000	60,129	442,355,000	471,235,000
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	378,358,000	58,452	404,652,000	439,580,000
Restricted cash	10,855,000	1,677	37,703,000	31,655,000
Cash, cash equivalents and restricted cash at end of the year	389,213,000	60,129	442,355,000	471,235,000
Supplemental disclosure of cash flow information:
Income taxes paid	10,189,000	1,574	13,142,000	22,010,000
Cash paid for amounts included in measurement of lease liabilities	59,547,000	9,199	60,206,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	51,434,000	7,946	16,412,000
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	302,000	47	¥ 221,000	984,000
Non-cash contribution from non-controlling interests	¥ 11,686,000	$ 1,805
Payables for business acquisitions				¥ 10,115,000